Basis of presentation and basis of consolidation (Tables)	12 Months Ended
Dec. 31, 2019
Initial application of standards
Schedule of leases presented in the statement of financial position

2019
US$'000
Non-current assets
Leased land and buildings	13,298
Leased plant and machinery	24,025
Accumulated depreciation	(12,386)

Non-current liabilities
Lease liabilities	(16,972)

Current liabilities
Lease liabilities	(8,900)

Schedule of leases presented in the consolidated income statement

:

2019
US$'000
Depreciation and amortization charges, operating allowances and write-downs
Depreciation of right of use assets	15,098

Finance costs
Interest expense on lease liabilities	1,972

Exchange differences
Currency translation gains on lease liabilities	1,931
Currency translation losses on right of use assets	(2,686)

Schedule of leases presented in the statement of cash flows

2019
US$'000
Payments for:
Principal	73,835
Interest	1,972

IFRS 16
Initial application of standards
Schedule of effect on components of consolidated financial statements

January 1, 2019
US$'000
Operating lease obligations at December 31, 2018	31,263
Minimum lease payments on finance lease liabilities at December 31, 2018	74,918
Gross lease liabilities at January 1, 2019	106,181
Discounting	9,238
Lease liabilities at January 1, 2019	96,943
Present value of finance lease liabilities at December 31, 2018	66,471
Additional lease liabilities as a result of the initial application of IFRS 16 as at January 1, 2019	30,472

2019
US$'000
Balance at December 31, 2018	(66,471)
Adoption of IFRS 16	(30,472)
Additions	(4,858)
Disposals and other	163
Interest	(1,972)
Lease payments	75,807
Exchange differences	1,931
Balance at December 31, 2019	(25,872)